Risk management - Spain real estate business (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Changes in property loans
Financial assets at beginning of period	€ 184,596	€ 191,124
Financial assets at end of period	176,554	184,596	€ 191,124
Spain | Real estate operations in Spain | Construction and property development
Changes in property loans
Financial assets at beginning of period	2,939	4,812	6,472
Foreclosed assets	(6)	(29)	(100)
Reductions	(24)	(1,685)	(1,267)
Write-off of impaired assets against recorded allowance	(38)	(159)	(293)
Financial assets at end of period	€ 2,871	€ 2,939	€ 4,812